Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision (Benefit)
Income tax provision (benefit) consisted of the following components:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Federal:
Current	$167,172	$96,725	$(72,518)
Deferred	(30,111)	28,138	82,471
	137,061	124,863	9,953
State and Puerto Rico:
Current	27,805	8,111	4,295
Deferred	(8,151)	1,819	(3,629)
	19,654	9,930	666
Foreign:
Current	75,431	68,605	67,338
Deferred	(71,001)	(87,565)	(67,555)
	4,430	(18,960)	(217)
Income tax provision	$161,145	$115,833	$10,402
Earnings (loss) before income taxes and noncontrolling interest:
Domestic	$690,545	$537,009	$(273,699)
Foreign	113,534	117,627	629,643
Total earnings before income taxes and noncontrolling interest	$804,079	$654,636	$355,944

Schedule of Deferred Tax Assets and Liabilities
Temporary differences and carryforwards that result in the deferred tax assets and liabilities were as follows:

(In thousands)	December 31, 2012	December 31, 2011
Deferred tax assets:
Employee benefits	$119,434	$92,983
Legal matters	30,683	68,398
Accounts receivable allowances	120,718	101,342
Inventories	31,791	30,004
Other reserves	15,882	28,230
Tax credits	14,676	17,707
Net operating losses carryforward	293,251	258,482
Intangible assets	62,584	49,151
Capital loss carryforward	18,645	19,324
Convertible debt	40,549	30,072
Other	82,201	133,959
	830,414	829,652
Less: Valuation allowance	(249,382)	(231,436)
Total deferred tax assets	581,032	598,216
Deferred tax liabilities:
Plant and equipment	103,222	110,392
Intangibles	371,880	514,203
Other	64,469	41,476
Total deferred tax liabilities	539,571	666,071
Deferred tax assets (liabilities), net	$41,461	$(67,855)

Statutory Tax Rate To Effective Tax Rate Reconciliation
A reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year Ended December 31,
	2012	2011	2010
Statutory tax rate	35.0%	35.0%	35.0%
State income taxes and credits	1.1%	1.1%	(0.3)%
Foreign rate differential	(7.5)%	(13.1)%	(18.2)%
Other foreign items	(2.0)%	2.6%	(0.6)%
Uncertain tax positions	(3.4)%	(4.5)%	(13.1)%
Foreign tax credits, net	(3.2)%	(5.7)%	(6.0)%
Valuation allowance	2.9%	(0.2)%	9.1%
Other	(2.9)%	2.5%	(3.0)%
Effective tax rate	20.0%	17.7%	2.9%

Schedule of Unrecognized Tax Benefits
A reconciliation of the unrecognized tax benefits is as follows:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Unrecognized tax benefit — beginning of year	$162,885	$203,350	$237,541
Additions for current year tax positions	5,684	964	5,166
Additions for prior year tax positions	—	5,048	5,079
Reductions for prior year tax positions	(5,849)	(7,878)	(11,432)
Settlements	(764)	(7,434)	(24,868)
Reductions due to expirations of statute of limitations	(29,620)	(22,293)	(21,508)
Foreign currency translation	—	(8,872)	8,872
Addition due to acquisition	—	—	4,500
Unrecognized tax benefit — end of year	$132,336	$162,885	$203,350